INCOME TAXES - Net deferred tax liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets
Income tax attributes	$ 204,531	$ 195,670
Accrued liabilities and reserves	9,951	7,076
Prepaid expenses	6,483	10,208
Stock-based compensation expense	9,308	8,356
Other	1,150	11,112
Gross deferred tax assets	231,423	232,422
Less valuation allowance	(205,877)	(210,551)
Total deferred tax assets	25,546	21,871
Deferred tax liabilities
Amortization and depreciation	(39,167)	(31,794)
Other	(2,081)
Net deferred tax liabilities, net of valuation allowance	$ (15,702)	$ (9,923)